Note 8 - Exceptional Items (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of exceptional items included in the income statement [text block]
	2020	2019	2018
Result from shareholding exchange transaction (i)	-	-	30.0
Restructuring (ii)	(146.5)	(101.8)	(175.5)
Costs arising from business combinations	(18.2)	-	-
Result on sales of subsidiaries (iii)	-	-	78.6
Acquisitions of subsidiaries	-	-	(1.5)
Effects of the application of IAS 29 (hyperinflation)	(9.3)	(5.3)	(18.0)
State amnesties (iv)	-	(290.1)	-
Impacts of COVID-19 (v)	(263.2)	-	-
Stella recall	(14.8)	-	-
	(452.0)	(397.2)	(86.4)